Income taxes - Summary of movement in deferred tax balances (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Recognized in profit or loss	₽ 615,664	₽ 228,277
Effect of movement in exchange rates	(487)	179
Net deferred tax liability	(362,969)	(978,146)	₽ (1,206,602)
Property, plant and equipment [member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	(6,895)	960
Recognized in profit or loss	(2,799)	(7,855)
Effect of movement in exchange rates	(2)
Balance	(9,696)	(6,895)
Intangible assets other than goodwill [member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	(610,144)	(700,167)
Recognized in profit or loss	87,821	90,007
Effect of movement in exchange rates	43	16
Balance	(522,280)	(610,144)
Unused Vacation Accruals [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	7,297	6,091
Recognized in profit or loss	1,384	1,196
Effect of movement in exchange rates	(67)	10
Balance	8,614	7,297
Employee Benefits [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	9,926	8,020
Recognized in profit or loss	3,448	1,881
Effect of movement in exchange rates	(51)	25
Balance	13,323	9,926
Contract Liabilities [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	90,159	52,542
Recognized in profit or loss	45,453	37,482
Effect of movement in exchange rates	(409)	135
Balance	135,203	90,159
Trade and Other Receivable [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	4,066	5,454
Recognized in profit or loss	3,667	(1,381)
Effect of movement in exchange rates	(5)	(7)
Balance	7,728	4,066
Right Of Use Assets And Lease Liabilities [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Recognized in profit or loss	4,135
Effect of movement in exchange rates	4
Balance	4,139
Deferred Tax On Intra Group Dividends And Unremitted Earnings [Member]
Disclosure Of Movement In Deferred Tax Balances [Line Items]
Balance	(472,555)	(579,502)
Recognized in profit or loss	₽ 472,555	106,947
Balance		₽ (472,555)